Consolidated Statements of Comprehensive Income (Unaudited) (Parentheticals) - $ / shares		9 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Diluted earnings per share	[1]	$ 3.43	$ 3.42	$ 0.05	$ 0.12

[1]	Giving retroactive effect to the Reverse Split as detailed in note 13 to the consolidated financial statements.